Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Current income tax receivable	£ 9,822	£ 8,481	£ 4,263
Cash and cash equivalents	87,356	51,962	76,972	£ 86,703
Financial liabilities
Payroll taxes and social security	177	160
Lease liabilities	645	806	£ 434
Accrued expenditure	5,437	3,342
Currency Risk [member]
Financial assets
Prepayments, accrued income and other receivables	2,079	2,174
Current income tax receivable	4	4
Cash and cash equivalents	70,419	28,980
Financial liabilities
Trade payables	409	549
Payroll taxes and social security	1	18
Lease liabilities	105	52
Accrued expenditure	£ 926	£ 989